Note 9 - Term Loan and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2018
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$10,898	$(153)	$10,745
Less current portion	597	(19)	578
Long-term debt	$10,301	$(134)	$10,167
	2017
	Gross Amount	Debt Issuance Costs	Net Amount
Term loan agreement	$11,464	$(172)	$11,292
Less current portion	566	(19)	547
Long-term debt	$10,898	$(153)	$10,745

Schedule of Maturities of Long-term Debt [Table Text Block]
2019	$597
2020	629
2021	664
2022	700
2023	739
Thereafter	7,569
Total	$10,898